UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number:
                     ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             04/29/2010
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     27,703,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                    31-Mar-10

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                            Value      Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------   ----   ------   ----
ABAXIS, INC                      COM             002567105       397     14600   SH         Sole                14600      0      0
ADVENT SOFTWARE, INC             COM             007974108       778     17394   SH         Sole                17394      0      0
ANSYS, INC.                      COM             03662Q105       791     18326   SH         Sole                18326      0      0
ARCHIPELAGO LEARNING, INC.       COM             03956P102       236     16160   SH         Sole                16160      0      0
ATHENAHEALTH, INC.               COM             04685W103       294      8040   SH         Sole                 8040      0      0
BIO REFERENCE LABS, INC.         COM             09057G602       895     20360   SH         Sole                20360      0      0
BJS RESTAURANTS, INC.            COM             09180C106       551     23640   SH         Sole                23640      0      0
BLACKBOARD, INC.                 COM             091935502       772     18536   SH         Sole                18536      0      0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105       422     17180   SH         Sole                17180      0      0
BUCYRUS INTL, INC.               COM             118759109       638      9670   SH         Sole                 9670      0      0
BUFFALO WILD WINGS               COM             119848109       610     12670   SH         Sole                12670      0      0
CAPELLA EDUCATION                COM             139594105      1069     11510   SH         Sole                11510      0      0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103       824     19902   SH         Sole                19902      0      0
CHINACAST EDUCATION CORP.        COM             16946T109       335     45880   SH         Sole                45880      0      0
CLARIENT, INC.                   COM             180489106       274    104761   SH         Sole               104761      0      0
CONCUR TECHNOLOGIES, INC.        COM             206708109       351      8560   SH         Sole                 8560      0      0
CONSTANT CONTACT, INC.           COM             210313102       347     14960   SH         Sole                14960      0      0
COSTAR GROUP, INC.               COM             22160N109       519     12500   SH         Sole                12500      0      0
CYBERSOURCE CORP.                COM             23251J106       583     33070   SH         Sole                33070      0      0
DEALERTRACK HOLDINGS INC         COM             242309102       390     22819   SH         Sole                22819      0      0
DRIL QUIP, INC.                  COM             262037104       882     14490   SH         Sole                14490      0      0
EBIX, INC.                       COM             278715206       477     29840   SH         Sole                29840      0      0
EZCORP, INC.                     COM             302301106       502     24364   SH         Sole                24364      0      0
F5 NETWORKS, INC.                COM             315616102       655     10650   SH         Sole                10650      0      0
HIBBETT SPORTS, INC.             COM             428567101       580     22690   SH         Sole                22690      0      0
HITTITE MICROWAVE CORP.          COM             43365Y104       590     13420   SH         Sole                13420      0      0
HMS HLDGS CORP.                  COM             40425J101       897     17585   SH         Sole                17585      0      0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105       778     22150   SH         Sole                22150      0      0
K12, INC.                        COM             48273U102       426     19190   SH         Sole                19190      0      0
KNIGHT TRANSPORTATION, INC.      COM             499064103       550     26080   SH         Sole                26080      0      0
LIVEPERSON, INC.                 COM             538146101       561     73170   SH         Sole                73170      0      0
LKQ CORPORATION                  COM             501889208      1000     49240   SH         Sole                49240      0      0
LOGMEIN, INC.                    COM             54142L109       288     13910   SH         Sole                13910      0      0
LUMBER LIQUIDATORS HOLDINGS, I   COM             55003T107       469     17570   SH         Sole                17570      0      0
MERIDIAN BIOSCIENCE, INC.        COM             589584101       269     13212   SH         Sole                13212      0      0
MWI VETERINARY SUPPLY, INC.      COM             55402X105       967     23945   SH         Sole                23945      0      0
NEOGEN CORP.                     COM             640491106       618     24623   SH         Sole                24623      0      0
NETLOGIC MICROSYSTEMS, INC.      COM             64118B100       589     20020   SH         Sole                20020      0      0
NIC, INC.                        COM             62914B100       531     67453   SH         Sole                67453      0      0
PEET'S COFFEE & TEA, INC.        COM             705560100       720     18150   SH         Sole                18150      0      0
PHASE FORWARD, INC.              COM             71721R406       566     43280   SH         Sole                43280      0      0
POWER INTEGRATIONS, INC.         COM             739276103       589     14300   SH         Sole                14300      0      0
RUE 21                           COM             781295100       295      8500   SH         Sole                 8500      0      0
SOLARWINDS, INC.                 COM             83416B109       471     21760   SH         Sole                21760      0      0
STANLEY, INC.                    COM             854532108       428     15130   SH         Sole                15130      0      0
SXC HEALTH SOLUTIONS CORP        COM             78505P100       544      8090   SH         Sole                 8090      0      0
TYLER TECHNOLOGY, INC.           COM             902252105       482     25715   SH         Sole                25715      0      0
VISTAPRINT LIMITED               COM             N93540107       903     15767   SH         Sole                15767      0      0